Total
Amplify Video Game Tech ETF
AMPLIFY VIDEO GAME TECH ETF
INVESTMENT OBJECTIVE
The Amplify Video Game Tech ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the EEFund Video Game Tech™ Index (the “Index”).
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Video Game Tech ETF Amplify Video Game Tech ETF [1]
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%
[1]	The Annual Fund Operating Expenses have been restated to reflect the expenses the Adviser expects to incur for the 2024 fiscal year end. The Predecessor Fund incurred acquired fund fees and expenses of 0.02% for the fiscal year ended September 30, 2023.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify Video Game Tech ETF | Amplify Video Game Tech ETF | USD ($)	79	246	428	954

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended September 30, 2023, the portfolio turnover rate of the Predecessor Fund (as defined below) was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in exchange-listed companies that are primarily engaged in a business activity supporting or utilizing the video gaming industry. The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the component securities of the EEFund Video Game Tech™ Index. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Index is comprised of companies that are primarily engaged in a business activity supporting or utilizing the video gaming industry (“Video Gaming Companies”). Specifically, the Video Gaming Companies that comprise the Index include the following:

●	Primary Participants: Companies that are software developers or hardware providers for primarily the video game, education, virtual/augmented reality, or simulation markets, or companies whose business model primarily relies on delivering goods and services to or from segments of the video gaming industry.

●	Secondary Participants: Companies that maintain a partial business activity in video game related software or hardware, educational software, virtual / augmented reality technology, simulation technology or provide distribution or intellectual properties (such as names, images and artistic works used in the video gaming industry) to the aforementioned. Secondary Participants also includes companies whose business model partially relies on delivering goods and services to or from segments of the video gaming industry.

●	Diversified Participants: Large broad-based companies whose business framework supports the video game, educational software, or virtual reality/simulation segments of the video gaming industry (e.g., Sony Interactive Entertainment, Activision Blizzard and Nintendo) (“gaming conglomerate” companies).

●	Small Capitalization Companies: These are companies with market capitalizations less than $1 billion).

The initial universe of Video Gaming Companies is determined based on proprietary research and analysis conducted by EE Funds LLC (the “Video Gaming Index Provider”). The Video Gaming Index Provider uses a variety of publicly available resources for such analysis, including financial statements and other reports published by issuers to determine whether a company is actively engaged as a Video Gaming Company and its status as a Primary Participants Diversified Participant, Secondary Participant, or Small Capitalization Company (each, a “category”).

Video Gaming Companies are then screened for investability (e.g., must not be listed on an exchange in a country which employs certain restrictions on foreign capital investment), a minimum market capitalization of $300 million, an operating company structure, and an annual revenue for the most recent year greater than $80 million.

Weightings. All components are weighted as follows: Primary Participants - 70%, Secondary Participants - 10%, Diversified Participants - 10%, Small Capitalization Companies - 10%. The Index constituents are equally weighted within each category.

The Index has a quarterly review in March, June, September, and December of each year at which times the Index is reconstituted and rebalanced by the Index Provider. The composition of the Index and the constituent weights are determined on the two Thursdays before the second Friday of each March, June, September, and December (or the next business day if this is a non-business day) (the “Selection Day”). Component changes are made after the market close on the third Friday of March, June, September, and December (or the next business day if the third Friday is not a business day) and become effective at the market opening on the next trading day.

The Index is owned by EE Funds LLC. The Index is calculated and maintained by an independent third-party calculation agent. The Video Gaming Index Provider is independent of the Index’s calculation agent, the Fund, Amplify Investments LLC (the “Adviser”), and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”).

As of December 31, 2023, the Index had 88 constituents.

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, except to the extent the Index is concentrated in an industry or a group of industries. As of the date of this prospectus, the Index is concentrated in the entertainment group industry.

Diversification Status. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The Fund was reorganized on or about January 29, 2024 from the Wedbush ETFMG Video Game Tech ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on March 8, 2016.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Calendar Year Total Returns of 12/31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 33.74% (quarter ended June 30, 2020) and the Fund’s lowest return for a calendar quarter was -22.28% (quarter ended June 30, 2022).

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Amplify Video Game Tech ETF	Label	1 Year	5 Years	Since Inception	Inception Date
Amplify Video Game Tech ETF	Return Before Taxes	7.23%	9.89%	13.03%	Mar. 08, 2016
Amplify Video Game Tech ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	7.33%	9.62%	12.70%	Mar. 08, 2016
Amplify Video Game Tech ETF | Return Before Taxes	Return After Taxes on Distributions and Sale of Fund Shares	4.39%	7.89%	10.72%	Mar. 08, 2016
EEFund Video Game Tech Index (reflects no deduction for fees, expenses or taxes)	EEFund Video Game Tech Index (reflects no deduction for fees, expenses or taxes)	8.02%	10.58%	13.43%	Mar. 08, 2016
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	13.97%	Mar. 08, 2016

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.